Beau Yanoshik

Partner

+1.202.373.6133

beau.yanoshik@morganlewis.com

VIA EDGAR

August 22, 2025

Filing Room

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SSGA Active Trust (File Nos. 333-173276 and 811-22542)

Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, SSGA Active Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, Post-Effective Amendment No. 237 to the Trust’s Registration Statement on Form N-1A (Amendment No. 243 to the Trust’s Registration Statement on Form N-1A under the Investment Company Act of 1940) (the “Amendment”). The purpose of the Amendment is to reflect revised principal investment strategies and related changes for the Trust’s SPDR SSGA US Sector Rotation ETF.

Please contact me at (202) 373-6133 with your questions or comments.

Sincerely,

/s/ Beau Yanoshik
Beau Yanoshik

Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004 United States	+1.202.739.3000 +1.202.739.3001

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